SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER LONG-TERM NON-CANCELABLE OPERATING LEASES (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Leases
Within 1 year	$ 230,687	$ 249,384
After 1 year but within 5 years	471,843	311,561
Total lease payments	702,530	560,945
Less: imputed interest	(48,927)	(107,237)
Total lease obligations	653,603	453,708
Less: current obligations	(204,017)	(162,178)
Long-term lease obligations	$ 449,586	$ 291,530